PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions and to terminate the Plan at any time, subject to the provisions of ERISA.